K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 22, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 238

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 238 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the American Beacon Mid-Cap Value Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) update information with respect to the Fund’s subadvisers and portfolio managers; (2) update information regarding the Fund’s principal investment strategies; and (3) make other non-material changes.

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 238 will become effective on February 19, 2016.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber